Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 121
2017	116
2018	101
2019	63
2020	59
Thereafter	44
Net carrying amount	$ 504